Revenue Recognition - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Contract with customer, asset	$ 0		$ 0	$ 0	$ 0
Contract with customer, liability	23,929		23,929	$ 49,365	$ 347,619
Contract with customer, liability, revenue recognized	$ 10,357	$ 39,683	$ 32,103